CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total comprehensive income	Class A Common shares	Class B Common shares	Class B Common shares Common shares subscription receivable
Balance at Feb. 28, 2009	$ 3,355,345	$ 559,898	$ 2,660,818	$ 21,400	$ 113,229			$ 120,000	$ (120,000)
Balance (in shares) at Feb. 28, 2009								120,000,000
Increase (Decrease) in Stockholders' Equity
Capital contribution	219,743	219,743
Net income	14,244,959			14,244,959		14,244,959
Provision for statutory reserve			2,196,625	(2,196,625)
Foreign currency translation adjustment	21,493				21,493	21,493
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $30,474, $(712) and $(28,177) for the year ended 2012, 2011 and 2010 respectively	84,531				84,531	84,531
Total comprehensive income						14,350,983
Balance at Feb. 28, 2010	17,926,071	779,641	4,857,443	12,069,734	219,253			120,000	(120,000)
Balance (in shares) at Feb. 28, 2010								120,000,000
Increase (Decrease) in Stockholders' Equity
Subscription received	120,000								120,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering	9,000,000	8,995,000						5,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering (in shares)								5,000,000
Issuance of Class A common shares, net of issuance cost of $(2,430,995)	127,002,205	126,974,605					27,600
Issuance of Class A common shares, net of issuance cost of $(2,430,995) (in shares)							27,600,000
Net income	24,041,150			24,041,150		24,041,150
Provision for statutory reserve			3,383,254	(3,383,254)
Dividends to shareholders	(30,000,000)	(30,000,000)
Share-based compensation	5,306,472	5,306,472
Foreign currency translation adjustment	1,658,010				1,658,010	1,658,010
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $1,607	(4,822)				(4,822)	(4,822)
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $30,474, $(712) and $(28,177) for the year ended 2012, 2011 and 2010 respectively	2,138				2,138	2,138
Total comprehensive income						25,696,476
Balance at Feb. 28, 2011	155,051,224	112,055,718	8,240,697	32,727,630	1,874,579		27,600	125,000
Balance (in shares) at Feb. 28, 2011							27,600,000	125,000,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares							15,319	(15,319)
Conversion of Class B common shares to Class A common shares (in shares)							15,319,000	(15,319,000)
Net income	24,313,653			24,313,653		24,313,653
Provision for statutory reserve			2,262,016	(2,262,016)
Issuance of common shares pursuant to stock plan	(184,614)	(186,972)					2,358
Issuance of common shares pursuant to stock plan (in shares)							2,358,044
Share-based compensation	7,901,243	7,901,243
Foreign currency translation adjustment	3,127,206				3,127,206	3,127,206
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $30,474, $(712) and $(28,177) for the year ended 2012, 2011 and 2010 respectively	(91,421)				(91,421)	(91,421)
Total comprehensive income						27,349,438
Balance at Feb. 29, 2012	$ 190,117,291	$ 119,769,989	$ 10,502,713	$ 54,779,267	$ 4,910,364		$ 45,277	$ 109,681
Balance (in shares) at Feb. 29, 2012							45,277,044	109,681,000